Investment Objectives and Goals - Vox Populi ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Vox Populi ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vox Populi ETF (the “Fund”) seeks long-term capital appreciation.